Reconciliation of Financial Statements to Form 5500 (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available
The following is a reconciliation of net assets available per the financial statements to Form 5500:

December 31,	2025	2024
Net assets available for benefits per the financial statements	$943,941,626	$843,870,434
Adjustment from fair value to current value for the stable-value common collective trust fund	—	(2,212,208)

Net Assets per the Form 5500	$943,941,626	$841,658,226

Summary of Reconciliation of Increase In Net Assets
The following is a reconciliation of the increase in net assets per the financial statements to net income per Form 5500:

Years ended December 31,	2025	2024
Increase in net assets before Plan transfers per the financial statements	$100,071,192	$81,138,503
Change in adjustment from fair value to current value for fully benefit-responsive stable-value fund:
Beginning of year	2,212,208	2,373,036
End of year	—	(2,212,208)

Net Income per the Form 5500	$102,283,400	$81,299,331